Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 16, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Profit before taxation		$ 15,391	$ 11,119	$ 18,167
Profit after tax for the year		10,400	6,972	13,925
Post-tax foreign exchange gains		1,330	9
Post-tax foreign exchange loss		$ 205	60
Closure discount rate		1.50%
US Dollar Net Debt
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains				386
Intragroup balances
Disclosure of operating segments [Line Items]
Post-tax foreign exchange loss				$ 936
Rossing Uranium Limited
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary	68.62%
Profit before taxation	$ 289
Profit after tax for the year	$ 289
Oyu Tolgoi
Disclosure of operating segments [Line Items]
Write-back of net realisable value provision			75
Impairment gain (loss) excluded from underlying earnings			19
Gove Refinery
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		100.00%
Profit before taxation		$ 138
Obligations On Legacy Operations
Disclosure of operating segments [Line Items]
Write-back of net realisable value provision			246
Impairment gain (loss) excluded from underlying earnings			$ (233)